Share-based Payment - Number and Weighted Average Exercise Prices of Stock Options (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2023 ¥ / shares	Mar. 31, 2022 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Outstanding at beginning of period	537,900	634,700
Number of options, Exercised	(110,100)	(96,800)
Number of options, Outstanding at end of period	427,800	537,900
Number of options, Exercisable at end of period	296,200	332,200
Weighted average exercise price, Outstanding at beginning of period	¥ 1	¥ 1
Weighted average exercise price, Exercised	1	1
Weighted average exercise price, Outstanding at end of period	1	1
Weighted average exercise price, Exercisable at end of period	¥ 1	¥ 1